Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Financial Statements in US Dollars
A.	Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 13A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

Basis of Presentation
B.	Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Estimates and Assumptions
C.	Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include income taxes, inventories, marketable securities, goodwill, intangible assets and share-based compensation.

Business combinations
D.	Business combinations

The Company accounts for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

Cash and cash equivalents
E.	Cash and cash equivalents
The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Marketable securities
F.	Marketable securities

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method.

Such amortization and accretion are included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

Trade accounts receivable, net
G.	Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2017 and 2018, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

Inventories
H.	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the "weighted average-cost" method.
The Company writes down obsolete or slow moving inventory to its net realizable value.

Assets held for employees' severance benefits
I.	Assets held for employees’ severance benefits

Assets held for employees’ severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, plant and equipment
J.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*  Over the shorter term of the lease or the life of the asset

Goodwill and other intangible assets
K.	Goodwill and other intangible assets

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

The Company operates in one operating segment and this segment comprises one reporting unit.

Goodwill is reviewed for impairment at least annually in accordance with ASC 350, Testing Goodwill for Impairment. ASC 350 provides an entity the option to perform a qualitative assessment to determine whether it is more likely than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more likely than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed. During the year ended December 31, 2018, no impairments were found and therefore no impairment losses were recorded.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives of 3 years. The acquired customer relationships and current technology are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in amortization of such intangible assets in the straight-line method.

Impairment of Long-Lived Assets
L.	Impairment of Long-Lived Assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, plant, equipment and purchased intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Revenue recognition
M.	Revenue recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Codification ("ASC") 606, Revenue from Contracts with Customers, a new accounting standard related to revenue recognition. ASC 606 supersedes nearly all U.S. GAAP on revenue recognition and eliminated industry-specific guidance. The underlying principle of ASC 606 is to recognize revenue when a customer obtains control of the promised goods at an amount that reflects the consideration that is expected to be received in exchange for those goods. It also requires increased disclosures including the nature, amount, timing, and uncertainty of revenues and cash flows related to contracts with customers. The Company adopted ASC 606 at the beginning of the first quarter of fiscal 2018, and implemented new accounting policies and internal controls necessary to support the requirements of ASC 606. The adoption of ASC 606 did not have any impact on the Company's revenue recognition.

The Company recognizes revenue upon transfer of control of the promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer.  The Company accounts for a contract with customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company identifies separated contractual performance obligations and evaluates each distinct performance obligation within a contract, whether it is satisfied at a point in time or over time.  All of the Company's performance obligations for the reported periods were satisfied at a point in time.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Company expects to be entitled to for the promised goods based on standalone selling prices (SSP). SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the observable price of the product when the Company sell the goods separately in similar circumstances and to similar customers.

Until January 1, 2018, revenues from sales of products were recognized upon delivery provided that the collection of the resulting receivable was reasonably assured, there was persuasive evidence of an arrangement, no significant obligations remained and the price was fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operations.

Research and development costs
N.	Research and development costs

Capitalization of software development costs related to programmable components incorporated into the Company's products, are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. The company has determined that technological feasibility for its software components of hardware products is reached after all high-risk development issues have been resolved through coding and testing. Amortization begins once the software is ready for its intended use, generally based on the pattern in which the economic benefits will be consumed. The amortization of these costs is included in cost of revenue over the estimated life of the products. The Company started to capitalize internal software development costs during 2018. The Company did not capitalize any internal software development costs for the year ended December 31, 2017 and 2016, because the cost incurred and the time between technological feasibility and product release was insignificant. Other costs incurred in the research and development of the Company’s products are expensed as incurred.

Allowance for product warranty
O.	Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury shares
P.	Treasury shares
Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Income taxes
Q.	Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are presented as non-current assets and liabilities and measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Share-based compensation
R.	Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:
When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company’s accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

Basic and diluted earnings per share
S.	Basic and diluted earnings per share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding. Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and RSUs, and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2016	2017	2018
Net income attributable to ordinary shares
(US$ thousands)	13,137	21,714	14,637

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	7,343,696	7,455,528	7,552,094

Add assumed exercise of outstanding dilutive potential
ordinary shares	91,485	146,443	105,236

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	7,435,181	7,601,971	7,657,330

Basic income per ordinary shares (US$)	1.789	2.912	1.938

Diluted income per ordinary shares (US$)	1.767	2.856	1.912

The weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	9,633	-	171,086

Comprehensive Income
T.	Comprehensive Income
For the years ended December 31, 2016, 2017 and 2018, comprehensive income equals net income.
Fair Value Measurements
U.	Fair Value Measurements

The Company's financial instruments consist mainly of cash and cash equivalents, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these investments. The fair value of marketable securities is presented in Note 5 to these consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Concentrations of risks
V.	Concentrations of risks

(1)           Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, marketable securities, trade receivables and assets held for employees’ severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Marketable securities consist of held to maturity marketable securities issued by highly rated corporations. As of December 31, 2017 and 2018, the ratings of the securities in the Company's portfolio was at least A and A- respectively. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). The Company closely monitors extensions of credit and has never experienced significant credit losses. See note 13.

 (2)           Significant customers

The Company's top three customers accounted for approximately 36% of its revenues in 2018. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future. See note 13.

Liabilities for loss contingencies
W.          Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements
X.	Recent Accounting Pronouncements

(1)
In February 2016, the FASB issued ASU 2016-02, which requires lessees to recognize most of their leases on balance sheet as a right-of-use asset and a lease liability. This ASU is effective for interim and annual periods in fiscal years beginning after December 15, 2018. The Company will adopt ASU 2016-02 utilizing the modified retrospective transition method through a cumulative-effect adjustment at the beginning of its first quarter of 2019. The Company evaluated the impact of adopting ASU 2016-02, based on the lease portfolio as of December 31, 2018, and anticipates recording lease assets of approximately $3.4 million and lease liabilities of approximately $3.3 million on its consolidated balance sheets, with no material impact to its consolidated statements of operations.

(2)
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. This ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2019. Early adoption is permitted for annual and interim periods in fiscal years beginning after December 15, 2018. The impact of adopting the new standard on the net income is not expected to be material.

(3)
In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which eliminates the requirement to calculate the implied fair value of goodwill in Step 2 of the goodwill impairment test. Under ASU 2017-04, goodwill impairment charges will be based on the excess of a reporting unit’s carrying amount over its fair value as determined in Step 1 of the testing. ASU 2017-04 is effective for interim and annual testing dates after December 15, 2019, with early adoption permitted for interim and annual goodwill impairment testing dates after January 1, 2017. The Company does not expect the adoption of ASU 2017-04 to have a material impact on its consolidated balance sheets, results of operations, cash flows or presentation thereof.

(4)
In July 2018, the FASB issued ASU 2018-09, which clarifies and corrects unintended application of guidance, and makes improvements to several Codification Topics. The changes are part of an ongoing FASB project to make non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities. Most of the amendments are effective immediately.

Some of the amendments are effective for annual and interim periods in fiscal years beginning after December 15, 2018.
The Company does not expect the adoption of ASU 2018-09 to have a material impact on its consolidated balance sheets, results of operations, cash flows or presentation thereof.